SHARE CAPITAL (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Average Exercise
	Number of Shares	Price CAD$
Options outstanding at August 31, 2017	438,228	46.50
Forfeited	(129,678)	41.50
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at May 31, 2019	1,554,000	2.61

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options	Stock options		Average Remaining
outstanding at May	exercisable at May	Exercise Price	Contractual Life
31, 2019	31, 2019	CAD$	(Years)
1,554,000	388,500	2.61	4.86